Cover Page Document	May 06, 2026
Cover [Abstract]
Entity Central Index Key	0001179929
Document Type	8-K
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Entity Incorporation, State or Country Code	DE
Entity File Number	1-31719
Entity Tax Identification Number	13-4204626
Trading Symbol	MOH
Security Exchange Name	NYSE
Document Period End Date	May 06, 2026
Entity Registrant Name	MOLINA HEALTHCARE, INC.
City Area Code	562
Local Phone Number	435-3666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Address, Address Line One	200 Oceangate, Suite 100,
Entity Address, City or Town	Long Beach,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90802
Current Fiscal Year End Date	--12-31